Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Impairment charges on investment securities	$ 0
Aggregate value of investment securities	26,600,000	$ 64,000,000
Adjustment between amortized cost and fair value of investment securities	10,000	$ 100,000
Impairment of long lived assets	$ 0
U.S. federal corporate tax rate	21.00%	34.00%	34.00%
Weighted average shares subject to repurchase	0	261	1,860
Preferred stock redemption value	$ 0
Maximum [Member]
Significant Accounting Policies [Line Items]
Maturity period of investment securities	1 year	1 year
Estimated useful life of property and equipment	7 years
U.S. federal corporate tax rate		35.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	3 years
Percentage of tax benefit to be realized upon settlement	50.00%